UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from July 1, 2007 to July 31, 2007

Commission File Number of issuing entity in respect of the notes: 333-141703-02

Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate: 000-23108

Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware		51-0020270
(State of organization of the issuing entity		(IRS Employer Indentification No. of the
in respect of the notes)		sponsor and depositor)

Rodney Square North
100 North Market Street
Wilmington, Delaware		19890-0001
(Address of principal executive offices of		(Zip Code)
the issuing entity in respect to the notes)

(302) 636-6189
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)
Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class			(If Section 12(b))
DiscoverSeries Class B		[x]
Notes
DiscoverSeries Class C		[x]
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes __ No x

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

PART II OTHER INFORMATION Item 3. Sales of Securities and Use of Proceeds

DiscoverSeries notes are registered pursuant to a registration statement, as amended, filed under the Securities Act of 1933, as amended, with the Securities and Exchange Commission, effective on June 11, 2007 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

Class C(2007-1) Notes. On July 26, 2007, $200,000,000 principal amount of DiscoverSeries Class C(2007-1) Notes (the “Class C(2007-1) Notes”) were issued pursuant to the Indenture (the “Indenture”) as supplemented by the Indenture Supplement for the DiscoverSeries Notes (the “Indenture Supplement”) and the Class C(2007-1) Terms Document, in each case dated as of July 26, 2007 between Discover Card Execution Note Trust (the “Note Issuance Trust”) as Issuer, and U.S. Bank National Association (the “Indenture Trustee”) as Indenture Trustee. The issuance was underwritten by Morgan Stanley & Co. Incorporated, as lead underwriter, and by Citigroup Global Markets Inc., Deutsche Bank Securities Inc. and Greenwich Capital Markets, Inc., as co-underwriters, pursuant to the Underwriting Agreement (the “Underwriting Agreement”), and related Terms Agreement, in each case dated July 20, 2007 between Discover Bank and Morgan Stanley & Co. Incorporated. Information regarding the Class C(2007-1) Notes and the sale thereof has been previously disclosed in the prospectus dated July 20, 2007 (the “Prospectus”) and the prospectus supplement thereto for the Class C(2007-1) Notes dated July 20, 2007 (the “Class C(2007-1) Prospectus Supplement”), each previously filed by us with the Securities and Exchange Commission on July 24, 2007 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

Class B(2007-1) Notes. On July 26, 2007, $200,000,000 aggregate principal amount of Discover Series Class B(2007-1) Notes (the “Class B(2007-1) Notes”) were issued pursuant to the Indenture, as supplemented by the Indenture Supplement and the Class B(2007-1) Terms Document, dated as of July 26, 2007 between the Note Issuance Trust and the Indenture Trustee. The issuance was underwritten by Morgan Stanley & Co. Incorporated, as lead underwriter, and by Banc of America Securities LLC, Barclays Capital Inc. and J.P. Morgan Securities Inc., as co-underwriters, pursuant to the Underwriting Agreement, and related Terms Agreement, dated July 20, 2007 between Discover Bank and Morgan Stanley & Co. Incorporated. Information regarding the Class B(2007-1) Notes and the sale thereof has been previously disclosed in the Prospectus and the prospectus supplement thereto for the Class B(2007-1) Notes dated July 20, 2007 (the “Class B(2007-1) Prospectus Supplement”), each previously filed by us with the Securities and Exchange Commission on July 24, 2007 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

The Note Issuance Trust owns the Series 2007-CC Collateral Certificate (the “Collateral Certificate”) issued by Discover Card Master Trust I (the “Master Trust”) pursuant to the Amended and Restated Pooling and Servicing Agreement (the “Pooling and Servicing Agreement”), dated as of November 3, 2004, as amended, and the Series 2007-CC Supplement in each case between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee. The Note Issuance Trust issues DiscoverSeries notes secured by the Collateral Certificate and its other assets. Allocations of cash flow from the asset pool and any expenses or losses by the Master Trust to the holder of trust certificates issued by the Master Trust, including Collateral Certificate, are described in the Prospectus. Allocations of cash flow from the asset pool and any expenses or losses by the Indenture Trustee to the holders of Notes are also described in the Prospectus.

Class B(2007-1) Notes and Class C(2007-1) Notes are subordinated in right of payment of principal and interest to Class A notes, bear losses before the Class A notes and provide loss protection to the Class A notes of the DiscoverSeries. Class C(2007-1) Notes are also subordinated in right of payment of principal and interest to Class B notes, bear losses before the Class B notes and provide loss protection to the Class B notes of the DiscoverSeries. Principal amounts allocable to subordinated notes may be applied to make interest payments on senior notes of the DiscoverSeries or to pay servicing fees on the receivables. Although the amount of loss protection provided by any Class B or Class C note, as applicable, is limited to its proportionate share of the required subordinated amount of such class of notes for the applicable senior class of notes of the DiscoverSeries and may vary over time, at any time it is possible that the entire nominal liquidation amount of any tranche of Class B or Class C notes will provide loss protection to the senior notes of the DiscoverSeries. Relative priority among notes and rights to the underlying pool assets are more fully described in the Prospectus and the Class C(2007-1) Prospectus Supplement or the Class B(2007-1) Prospectus Supplement, as applicable.

Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of Master Trust certificates, or increase the size of a series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series of Master Trust certificates then outstanding. The terms under which additional Master Trust certificates may be issued, the terms of any security holder approval or notification for such issuance and the party which has the authority to determine such issuance are more fully described in the Prospectus, as are the terms under which pool assets of the Master Trust may increase or change.

Discover Bank, in its capacity as “Beneficiary” under the Trust Agreement, dated as of July 2, 2007 between Discover Bank as Beneficiary and Wilmington Trust Company (the “Owner Trustee”) as Owner Trustee, directs the Owner Trustee to, and the Note Issuance Trust may, issue additional series, classes or tranches of notes or increase existing series, classes or tranches of notes, subject to certain requirements, including confirmation from applicable rating agencies that such new issuance will not cause a reduction or qualification with negative implications of the ratings of any outstanding tranche of DiscoverSeries notes, in each case below the required ratings (after giving effect to such negative implications), or a withdrawal of any such ratings, and, in the case of issuance of additional series, classes or tranches of notes, execution and delivery of an indenture supplement and a terms document relating to the applicable series, class or tranche of notes. The terms under which additional notes may be issued, the terms of any security holder approval or notification for such issuance and the party which has the authority to determine such issuance are more fully described in the Prospectus, as are the terms under which pool assets of the Note Issuance Trust may increase or change.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

Date: August 15, 2007	/S/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer and Treasurer

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.